Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	1,060.99
Total Transaction Valuation	7,682,741
Total Offset Amount	(0)
Net Fee	$ 1,060.99